Note 21 - Leases	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Lessee, Operating Leases [Text Block]
Note
21
- Leases

Our operating leases consist primarily of facility leases for our operations in Warrington, Pennsylvania and Taipei, Taiwan.

We maintain our corporate headquarters and operations in Warrington, Pennsylvania. The facility serves as the main operating facility for drug and device development, regulatory, analytical technical services, research and development, and administration. We also maintain offices in Taipei, Taiwan, the former headquarters of CVie Therapeutics, where we perform certain manufacturing development and preclinical activities related to our cardiovascular drug product candidates.

In
February 2018,
we amended our Warrington, Pennsylvania lease to (i) reduce the leased space from
30,506
square feet to
21,189
square feet and (ii) reduce the security deposit under the lease in the form of a letter of credit from
$225,000
to
$140,000.
In
April 2019,
we terminated our Taipei Taiwan lease and entered into a new lease to reduce the leased space from
2,635
square feet to
1,317
square feet. The total aggregate base rental payments remaining under the leases as of
December 31, 2019
are approximately
$1.5
million.

Throughout the term of our leases, we are responsible for paying certain variable lease costs, in addition to the rent, as specified in the lease, including a proportionate share of applicable taxes, operating expenses and utilities.

The following table contains a summary of the lease costs recognized under ASC
842
and other information pertaining to our operating leases for twelve
months ended
December 31, 2019:

Twelve Months Ended December 31,
(in thousands)	2019

Operating lease cost	$889
Variable lease cost	22
Total lease cost	$911

Other Information
Operating cash flows used for operating leases	$951
Operating lease liabilities arising from obtaining right-of-use assets	$364
Weighted average remaining lease term (in years)	2.2
Weighted average incremental borrowing rate	9.00%

Rent expense under ASC
840
was
$0.8
million for the year ended
December 31, 2018.

Future minimum lease payments under our non-cancelable operating leases as of
December 31, 2019,
are as follows:

As of December 31,
(in thousands)	2019

2020	850
2021	640
2022	180
2023	23
Thereafter	-
Total lease payments	1,693
Less imputed interest	(149)
Total operating lease liabilities at December 31, 2019	1,544